Share-Based Payments (Details 3) - $ / shares	12 Months Ended
	Apr. 30, 2015	Apr. 30, 2014	Apr. 30, 2013
Restricted Shares And Deferred Stock Units [Member]
Weighted-average grant date fair values of the equity awards
Granted Restricted Shares and Deferred Stock Units and Performance Units	109,091	167,134	109,770
Granted Weighted Average Grant Date Fair Value, in USD per share	$ 104.82	$ 101.08	$ 76.37
Performance Units [Member]
Weighted-average grant date fair values of the equity awards
Granted Restricted Shares and Deferred Stock Units and Performance Units	75,848	101,020	106,666
Granted Weighted Average Conversion Date Fair Value, in USD per share	$ 111.41	$ 104.91	$ 100.54